Note 4 - Environmental and Reclamation Activities (Details) - Reconciliation of Asset Retirement Obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Asset Retirement Obligations [Abstract]
Balance January 1	$ 37,643	$ 36,397
Changes in obligations due to changes in reclamation plans	(3,720)	387
Accretion expense	1,128	1,119
Payment of reclamation obligations	(726)	(260)
Balance at December 31	$ 34,325	$ 37,643